CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Operating activities:
Net income (loss)	¥ (57,964)	$ (8,158)	¥ 18,678	¥ 62,669
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,202	451	2,829	4,031
Written off plant and equipment	339	48	165	373
Gain on disposal of right-of-use assets				(651)
Gain on disposal of subsidiaries	(281)	(40)		(69,529)
Investment income from long term equity investment			(836)
Gain on disposal of long term equity investment			(65,026)
Allowance for credit loss			9,998
Recovery on credit loss	506	71		10
Impairment on intangible assets				2,204
Impairment on long-term equity investment			200	1,490
Inventories write off	3,984	561	275
Interest expense write back	(46)	(6)		(20,361)
Share-based compensation expense	23,105	3,252	5,223	1,163
Changes in operating assets and liabilities:
Accounts receivable	(132)	(19)	(3,641)	1,654
Due from related parties	(1,550)	(218)	11,746	4,842
Advances to suppliers	42,316	5,955	6,541	(51,458)
Inventories	(6,631)	(933)	(110)	(10,933)
Other current assets	182	26	1,293	(17,476)
Accounts payable	4,006	564	3,533	2,193
Due to growers			(404)
Due to related parties	(4,935)	(695)	(15,506)	18,856
Contract liabilities	(31,598)	(4,447)	(35,872)	50,048
Income tax payable	(649)	(91)	34
Lease liabilities	(1,587)	(223)	(113)	(109)
Other long-term liabilities	4,677	658	(364)	(2,270)
Other payables and accrued expenses	1,127	159	46,326	17,318
Net cash used in operating activities	(22,861)	(3,216)	(15,031)	(5,456)
Investing activities:
Proceeds from other investment				1,000
Proceeds from disposal of plant and equipment and land use right	463	65
Purchase of plant and equipment	(11,212)	(1,578)	(4,972)	(8,912)
Purchase of land use rights				(3,297)
Purchase of intangible assets	(2,316)	(326)
Cash in subsidiaries disposed of	658	93		15
Net cash used in investing activities	(13,723)	(1,932)	(4,972)	(11,224)
Financing activities:
Proceeds from short-term borrowings	9,950	1,400	4,950
Proceeds from exercise of stock options			599	226
Proceeds from issuance of common stock	38,255	5,384		19,594
Proceeds from related parties	7,132	1,004	935
Repayment to related parties	(2,592)	(365)	(1,506)	(1,587)
Dividends paid to minority shareholders	(1,087)	(153)	(490)	(200)
Proceeds from capital contribution	180	25	10	4,900
Proceeds from issuance of treasury stocks	165	23
Acquisition of non-controlling interests	(739)	(104)
Repayment of short-term borrowings	(6,950)	(978)
Net cash provided by financing activities	44,314	6,236	4,498	22,933
Net increase (decrease) in cash and cash equivalents	7,730	1,088	(15,505)	6,253
Cash and cash equivalents, beginning of year	8,375	1,179	23,708	17,669
Effect of exchange rate changes on cash and cash equivalents	(203)	(29)	172	(214)
Restricted cash	(27)
Cash and cash equivalents, end of the year	15,875	2,238	8,375	23,708
Supplemental disclosures of cash flow information:
Income taxes paid	99	14	75	41
Interest paid, net of interest capitalized	2,598	366	1,021	843
Supplemental disclosures of non-cash information:
Obtaining right-of-use assets in exchange for lease liabilities	4,103	577
Related Party
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for credit loss	¥ 80	$ 11		¥ 500
Nonrelated Party
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for credit loss			¥ 9,998